UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,		EH1 3AN
(Address of principal executive offices)		(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.2%
ARGENTINA — 2.2%
MercadoLibre, Inc.	214,504	$39,676,805

AUSTRALIA — 2.8%
Brambles Ltd.	2,193,515	20,218,828
Cochlear Ltd.	209,781	22,738,818
SEEK Ltd.	585,469	7,018,636
		49,976,282
CANADA — 4.9%
Constellation Software, Inc.	49,681	22,395,927
Fairfax Financial Holdings Ltd.	60,999	35,741,569
Restaurant Brands International, Inc.	361,005	16,097,254
Ritchie Bros. Auctioneers, Inc.	409,365	14,356,431
		88,591,181
CHINA — 3.4%
Alibaba Group Holding Ltd. ADR (a)	176,818	18,705,576
Baidu, Inc. ADR (a)	140,932	25,659,489
Ctrip.com International Ltd. ADR (a)	389,341	18,131,611
		62,496,676
DENMARK — 4.0%
DSV A/S	463,419	23,122,372
Novo Nordisk A/S, B Shares	528,971	22,046,833
Novozymes A/S, B Shares	411,289	18,140,262
Pandora A/S	76,443	9,258,752
		72,568,219
FINLAND — 2.1%
Kone Oyj, B Shares	429,796	21,819,577
Sampo Oyj, A Shares	374,225	16,625,957
		38,445,534
FRANCE — 3.2%
Bureau Veritas SA	352,833	7,570,083
Edenred	464,614	10,857,000
Essilor International SA	138,431	17,857,070
Legrand SA	366,026	21,577,021
		57,861,174
GERMANY — 5.5%
Brenntag AG	276,635	15,117,874
Continental AG	78,126	16,461,331
Deutsche Boerse AG (a)	359,586	29,187,147
MTU Aero Engines AG	117,270	11,873,621

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
GERMANY (continued)
SAP SE	299,509	$27,390,953
		100,030,926
HONG KONG — 2.7%
Hang Seng Bank Ltd.	1,043,800	18,737,549
Hong Kong Exchanges and Clearing Ltd.	1,125,300	29,781,458
		48,519,007
IRELAND — 4.9%
CRH Plc.	817,721	27,069,785
James Hardie Industries Plc. SE CDI	1,563,634	24,480,869
Ryanair Holdings Plc. ADR	491,860	36,904,256
		88,454,910
JAPAN — 13.6%
DENSO Corp.	472,900	18,870,858
FANUC Corp.	98,500	16,638,173
Fast Retailing Co., Ltd.	39,600	12,752,168
Japan Exchange Group, Inc.	2,435,800	38,086,343
MS&AD Insurance Group Holdings, Inc.	624,400	17,402,786
Nidec Corp.	217,500	20,104,215
Rakuten, Inc.	2,137,200	27,897,521
Shimano, Inc.	148,900	22,115,173
SMC Corp.	91,300	26,361,301
Square Enix Holdings Co. Ltd.	159,100	5,486,258
Sumitomo Mitsui Trust Holdings, Inc.	645,500	21,089,524
Toyota Tsusho Corp.	857,700	19,932,713
		246,737,033
NETHERLANDS — 3.8%
Heineken Holding NV	343,577	27,526,054
Unilever NV CVA	567,964	26,168,078
Yandex NV, Class A (a)	768,239	16,171,431
		69,865,563
PERU — 0.8%
Credicorp Ltd.	90,021	13,702,997

RUSSIA — 1.1%
Magnit PJSC GDR Reg S	473,339	19,729,045

SINGAPORE — 1.4%
United Overseas Bank Ltd.	1,835,815	25,469,711

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
SOUTH AFRICA — 3.4%
Naspers Ltd., N Shares	354,731	$61,394,331

SOUTH KOREA — 5.7%
NAVER Corp.	28,470	22,920,148
Samsung Electronics Co., Ltd.	43,959	64,037,818
SK Telecom Co., Ltd.	80,047	16,412,888
		103,370,854
SPAIN — 2.8%
Bankinter SA	2,417,737	17,202,438
Inditex SA	924,779	34,289,031
		51,491,469
SWEDEN — 4.7%
Atlas Copco AB, B Shares	1,321,703	36,115,487
Svenska Handelsbanken AB, A Shares	2,706,698	37,206,448
Volvo AB, B Shares	1,070,452	12,222,284
		85,544,219
SWITZERLAND — 5.2%
Compagnie Financiere Richemont SA	272,579	16,623,935
LafargeHolcim Ltd. (a)	295,927	15,990,220
Nestle SA	638,549	50,422,434
SGS SA	4,724	10,585,422
		93,622,011
TAIWAN — 5.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,964,064	14,930,022
Taiwan Semiconductor Manufacturing Co., Ltd.	13,215,000	77,679,668
		92,609,690
UNITED KINGDOM — 12.2%
ASOS Plc. (a)	199,391	12,547,248
British American Tobacco Plc.	378,910	24,165,256
Burberry Group Plc.	635,198	11,334,589
Capita Plc.	1,693,384	14,669,207
Experian Plc.	1,274,400	25,459,787
Hargreaves Lansdown Plc.	963,568	15,866,275
Howden Joinery Group Plc.	2,345,087	13,138,332
Prudential Plc.	1,246,545	22,096,957
Rio Tinto Plc.	768,429	25,539,538
Rolls-Royce Holdings Plc. (a)	930,290	8,679,280
St James’s Place Plc.	1,191,647	14,627,475
Tullow Oil Plc. (a)	2,437,802	8,007,376
Wolseley Plc.	430,316	24,201,926
		220,333,246

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
UNITED STATES — 1.7%
Copa Holdings SA, Class A	204,363	$17,969,639
PriceSmart, Inc.	151,349	12,676,992
		30,646,631
Total Common Stocks (cost $1,264,440,873)		1,761,137,514
PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR (cost $16,404,432)	1,253,245	13,710,500
TOTAL INVESTMENTS — 97.9% (cost $1,280,845,305)		$1,774,848,014
Other assets less liabilities — 2.1%		37,498,677
NET ASSETS — 100.0%		$1,812,346,691

(a)   Non-income producing security.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $1,289,424,564. Net unrealized appreciation aggregated $485,423,450 of which $577,168,372 related to appreciated investment securities and $91,744,922 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$39,676,805	$—	$—	$39,676,805
Australia	—	49,976,282	—	49,976,282
Canada	88,591,181	—	—	88,591,181
China	62,496,676	—	—	62,496,676
Denmark	—	72,568,219	—	72,568,219
Finland	—	38,445,534	—	38,445,534
France	—	57,861,174	—	57,861,174
Germany	—	100,030,926	—	100,030,926
Hong Kong	—	48,519,007	—	48,519,007
Ireland	36,904,256	51,550,654	—	88,454,910
Japan	—	246,737,033	—	246,737,033
Netherlands	16,171,431	53,694,132	—	69,865,563
Peru	13,702,997	—	—	13,702,997
Russia	—	19,729,045	—	19,729,045
Singapore	—	25,469,711	—	25,469,711
South Africa	—	61,394,331	—	61,394,331
South Korea	—	103,370,854	—	103,370,854
Spain	—	51,491,469	—	51,491,469
Sweden	—	85,544,219	—	85,544,219
Switzerland	—	93,622,011	—	93,622,011
Taiwan	—	92,609,690	—	92,609,690
United Kingdom	—	220,333,246	—	220,333,246
United States	30,646,631	—	—	30,646,631
Total Common Stocks	288,189,977	1,472,947,537	—	1,761,137,514
Preferred Stocks
Brazil	13,710,500	—	—	13,710,500
Total	$301,900,477	$1,472,947,537	$—	$1,774,848,014

For the International Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $157,140, $1,365,267,932, and $277,864,289, respectively. $25,591,285 was transferred out of Level 1 into Level 2 during the period ended September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 99.0%
ARGENTINA — 1.2%
MercadoLibre, Inc.	153,796	$28,447,646

AUSTRIA — 0.7%
ams AG	494,080	16,054,133

CHINA — 15.7%
Alibaba Group Holding Ltd. ADR (a)	878,367	92,922,445
Baidu, Inc. ADR (a)	603,849	109,942,788
Ctrip.com International Ltd. ADR (a)	228,240	10,629,137
JD.com, Inc. ADR (a)	387,800	10,117,702
New Oriental Education & Technology Group, Inc. ADR (a)	733,184	33,990,410
Tencent Holdings Ltd.	3,961,600	110,140,546
		367,743,028
DENMARK — 5.3%
Chr. Hansen Holding A/S	320,316	19,079,522
Genmab A/S (a)	270,213	46,247,719
Novo Nordisk A/S, B Shares	765,315	31,897,347
Novozymes A/S, B Shares	626,425	27,629,025
		124,853,613
FRANCE — 5.6%
Essilor International SA	186,277	24,029,022
Kering	205,289	41,424,046
L’Oreal SA	346,191	65,433,734
		130,886,802
GERMANY — 7.3%
Aixtron SE (a)	1,193,844	7,261,577
BASF SE	444,118	38,027,932
Dialog Semiconductor Plc. (a)	340,806	13,143,788
MorphoSys AG (a)	209,027	8,754,174
Rocket Internet SE 144A (a)(b)	516,174	11,084,981
Zalando SE 144A (a)(b)	2,216,536	92,610,300
		170,882,752
HONG KONG — 6.2%
AIA Group Ltd.	17,274,400	116,165,922
Hong Kong Exchanges and Clearing Ltd.	1,136,101	30,067,310
		146,233,232
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	564,420	11,838,711

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
ISRAEL — 0.9%
Mobileye NV (a)	469,402	$19,982,443

ITALY — 5.6%
EXOR SpA	693,684	28,088,383
Ferrari NV	1,091,688	56,730,332
Fiat Chrysler Automobiles NV	7,399,055	47,030,125
		131,848,840
JAPAN — 16.1%
Don Quijote Holdings Co., Ltd.	656,900	24,098,570
M3, Inc.	2,714,100	92,904,913
Pigeon Corp.	699,000	21,172,089
Rakuten, Inc.	4,534,200	59,186,291
SBI Holdings, Inc.	1,065,000	12,720,805
SMC Corp.	163,100	47,092,314
SoftBank Group Corp.	1,579,800	102,384,637
Sysmex Corp.	242,700	18,006,754
		377,566,373
NETHERLANDS — 4.7%
ASML Holding NV	896,578	98,257,320
Gemalto NV	185,956	11,914,116
		110,171,436
NORWAY — 0.8%
Schibsted ASA, Class A	404,617	11,915,403
Schibsted ASA, Class B	295,741	7,935,123
		19,850,526
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	924,037	16,015,129

SOUTH KOREA — 1.5%
Celltrion, Inc. (a)	174,991	16,986,816
NAVER Corp.	21,335	17,176,023
		34,162,839
SPAIN — 7.4%
Banco Bilbao Vizcaya Argentaria SA	2,167,896	13,117,063
Banco Popular Espanol SA	13,133,731	16,255,233
Distribuidora Internacional de Alimentacion SA	2,175,259	13,470,265
Inditex SA	3,544,609	131,427,300
		174,269,861
SWEDEN — 9.7%
Alfa Laval AB	1,244,226	19,506,827

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
SWEDEN (continued)
Atlas Copco AB, A Shares	2,514,598	$75,700,805
Elekta AB, B Shares	1,695,069	16,411,704
Kinnevik AB, Class B	1,676,407	42,754,555
Svenska Handelsbanken AB, A Shares	5,232,016	71,919,635
		226,293,526
SWITZERLAND — 2.4%
Compagnie Financiere Richemont SA	553,018	33,727,232
Syngenta AG	49,338	21,607,208
		55,334,440
UNITED KINGDOM — 6.1%
Aggreko Plc.	1,420,165	17,508,432
Ocado Group Plc. (a)	3,171,441	10,882,574
Prudential Plc.	1,998,881	35,433,288
Rolls-Royce Holdings Plc. (a)	6,882,349	64,209,902
Standard Chartered Plc. (a)	1,900,338	15,464,407
		143,498,603
UNITED STATES — 0.6%
TAL Education Group, ADR (a)	203,839	14,439,955

TOTAL INVESTMENTS — 99.0% (cost $1,727,496,632)		$2,320,373,888
Other assets less liabilities — 1.0%		24,469,722
NET ASSETS — 100.0%		$2,344,843,610

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2016, the net value of these securities was $103,695,281 representing 4.4% of net assets.

ADR	-	American Depositary Receipt.

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $1,746,093,609. Net unrealized appreciation aggregated $574,280,279 of which $781,203,934 related to appreciated investment securities and $206,923,655 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$28,447,646	$—	$—	$28,447,646
Austria	—	16,054,133	—	16,054,133
China	257,602,482	110,140,546	—	367,743,028
Denmark	—	124,853,613	—	124,853,613
France	—	130,886,802	—	130,886,802
Germany	—	170,882,752	—	170,882,752
Hong Kong	—	146,233,232	—	146,233,232
India	—	11,838,711	—	11,838,711
Israel	19,982,443	—	—	19,982,443
Italy	—	131,848,840	—	131,848,840
Japan	—	377,566,373	—	377,566,373
Netherlands	—	110,171,436	—	110,171,436
Norway	—	19,850,526	—	19,850,526
Portugal	—	16,015,129	—	16,015,129
South Korea	—	34,162,839	—	34,162,839
Spain	—	174,269,861	—	174,269,861
Sweden	—	226,293,526	—	226,293,526
Switzerland	—	55,334,440	—	55,334,440
United Kingdom	—	143,498,603	—	143,498,603
United States	14,439,955	—	—	14,439,955
Total	$320,472,526	$1,999,901,362	$—	$2,320,373,888

For the EAFE Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $845,364, $1,852,395,310 and $320,212,650, respectively. $66,528,650 was transferred out of Level 1 to Level 2 during the period ended September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 7.4%
Brambles Ltd.	602,248	$5,551,249
Cochlear Ltd.	97,460	10,563,994
Mesoblast Ltd. (a)	292,908	252,275
SEEK Ltd.	320,791	3,845,661
Treasury Wine Estates Ltd.	396,206	3,362,481
		23,575,660
CHINA — 5.2%
Alibaba Group Holding Ltd. ADR (a)	42,320	4,477,033
Baidu, Inc. ADR (a)	20,825	3,791,608
Ctrip.com International Ltd. ADR (a)	80,454	3,746,743
JD.com, Inc. ADR (a)	83,415	2,176,297
Tsingtao Brewery Co., Ltd., Class H	639,943	2,505,078
		16,696,759
DENMARK — 4.8%
Carlsberg A/S, B Shares	55,182	5,273,959
Novo Nordisk A/S, B Shares	159,703	6,656,216
Novozymes A/S, B Shares	78,864	3,478,366
		15,408,541
FINLAND — 1.6%
Kone Oyj, B Shares	99,592	5,056,016

FRANCE — 1.3%
Legrand SA	71,344	4,205,687

GERMANY — 4.2%
adidas AG	38,674	6,726,390
Zalando SE 144A (a)(b)	155,960	6,516,250
		13,242,640
HONG KONG — 2.8%
Cafe de Coral Holdings Ltd.	563,702	1,879,269
Jardine Matheson Holdings Ltd.	73,100	4,430,591
Jardine Strategic Holdings Ltd.	39,900	1,307,898
PAX Global Technology Ltd.	1,877,000	1,386,905
		9,004,663
INDIA — 1.5%
Mahindra & Mahindra Ltd. GDR	227,629	4,830,387

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
ISRAEL — 0.0%
Protalix BioTherapeutics, Inc. (a)	212,364	$118,924

JAPAN — 23.4%
Asahi Group Holdings Ltd.	146,200	5,325,665
DENSO Corp.	105,900	4,225,891
Japan Exchange Group, Inc.	405,900	6,346,681
Kakaku.com, Inc.	261,500	4,735,212
Kao Corp.	122,900	6,948,523
MS&AD Insurance Group Holdings, Inc.	236,300	6,585,968
Olympus Corp.	126,400	4,414,060
Pigeon Corp.	166,200	5,034,050
Rakuten, Inc.	380,200	4,962,866
Shimano, Inc.	44,700	6,639,008
Shiseido Co., Ltd.	205,100	5,432,218
SMC Corp.	21,400	6,178,881
SUGI Holdings Co., Ltd.	42,000	2,284,922
Suruga Bank Ltd.	162,200	3,887,875
THK Co., Ltd.	96,708	1,902,269
		74,904,089
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	251,215	4,353,982

SINGAPORE — 1.6%
United Overseas Bank Ltd.	362,241	5,025,655

SOUTH AFRICA — 2.9%
Clicks Group Ltd.	408,517	3,784,643
Naspers Ltd., N Shares	31,879	5,517,392
		9,302,035
SOUTH KOREA — 2.5%
Samsung Electronics Co., Ltd. GDR 144A (b)	4,991	3,605,014
Samsung Fire & Marine Insurance Co., Ltd.	17,406	4,433,342
		8,038,356
SPAIN — 3.0%
Distribuidora Internacional de Alimentacion SA	546,655	3,385,155
Inditex SA	170,322	6,315,213
		9,700,368
SWEDEN — 5.3%
Atlas Copco AB, A Shares	14,881	447,986
Atlas Copco AB, B Shares	210,566	5,753,708
Investor AB, B Shares	80,949	2,959,876

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
SWEDEN (continued)
Svenska Handelsbanken AB, A Shares	559,888	$7,696,257
		16,857,827
SWITZERLAND — 9.1%
Compagnie Financiere Richemont SA	58,536	3,569,969
Mettler-Toledo International, Inc. (a)	16,384	6,878,495
Nestle SA	90,853	7,174,123
Roche Holding AG — Genusschein	18,888	4,693,642
Schindler Holding AG, Participating Certificates	23,007	4,320,311
Swatch Group AG (The)	8,370	2,372,789
		29,009,329
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	227,489	6,958,889

UNITED KINGDOM — 17.7%
ASOS Plc. (a)	102,397	6,443,623
Auto Trader Group Plc. 144A (b)	1,185,863	6,234,015
Burberry Group Plc.	161,774	2,886,725
Capita Plc.	556,901	4,824,243
Hargreaves Lansdown Plc.	392,172	6,457,571
Imagination Technologies Group Plc. (a)	578,139	1,849,023
Intertek Group Plc.	84,263	3,803,936
John Wood Group Plc.	374,393	3,685,280
Johnson Matthey Plc.	136,052	5,803,167
Jupiter Fund Management Plc.	595,355	3,282,348
Rightmove Plc.	93,728	5,128,405
Unilever Plc.	93,393	4,419,342
Weir Group Plc. (The)	81,704	1,799,541
		56,617,219
TOTAL INVESTMENTS — 97.9% (cost $277,071,147)		$312,907,026
Other assets less liabilities — 2.1%		6,630,791
NET ASSETS — 100.0%		$319,537,817

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2016, the net value of these securities was $16,355,279 representing 5.1% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $278,875,384. Net unrealized appreciation aggregated $34,031,642 of which $49,464,319 related to appreciated investment securities and $15,432,677 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$23,575,660	$—	$23,575,660
China	14,191,681	2,505,078	—	16,696,759
Denmark	—	15,408,541	—	15,408,541
Finland	—	5,056,016	—	5,056,016
France	—	4,205,687	—	4,205,687
Germany	—	13,242,640	—	13,242,640
Hong Kong	4,430,591	4,574,072	—	9,004,663
India	—	4,830,387	—	4,830,387
Israel	118,924	—	—	118,924
Japan	—	74,904,089	—	74,904,089
Portugal	—	4,353,982	—	4,353,982
Singapore	—	5,025,655	—	5,025,655
South Africa	3,784,643	5,517,392	—	9,302,035
South Korea	—	8,038,356	—	8,038,356
Spain	—	9,700,368	—	9,700,368
Sweden	—	16,857,827	—	16,857,827
Switzerland	6,878,495	22,130,834	—	29,009,329
Taiwan	6,958,889	—	—	6,958,889
United Kingdom	1,849,023	54,768,196	—	56,617,219
Total	$38,212,246	$274,694,780	$—	$312,907,026

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $ 239,830,972 and $22,826,701 respectively. $6,554,631 was transferred out of Level 2 into Level 1 and $3,320,451 was transferred out of Level 1 to Level 2 during the period ended September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 96.9%
AUSTRALIA — 8.3%
Brambles Ltd.	374,813	$3,454,857
Cochlear Ltd.	60,793	6,589,543
Mesoblast Ltd. (a)	181,023	155,911
SEEK Ltd.	212,989	2,553,324
Treasury Wine Estates Ltd.	311,542	2,643,963
		15,397,598
DENMARK — 5.2%
Carlsberg A/S, B Shares	33,436	3,195,609
Novo Nordisk A/S, B Shares	98,605	4,109,730
Novozymes A/S, B Shares	51,374	2,265,895
		9,571,234
FINLAND — 1.8%
Kone Oyj, B Shares	64,353	3,267,027

FRANCE — 1.4%
Legrand SA	44,983	2,651,722

GERMANY — 4.8%
adidas AG	26,192	4,555,454
Zalando SE 144A (a)(b)	103,957	4,343,484
		8,898,938
HONG KONG — 2.1%
Jardine Matheson Holdings Ltd.	63,200	3,830,552

ISRAEL — 0.0%
Protalix BioTherapeutics, Inc. (a)	45,400	25,424

JAPAN — 26.9%
Asahi Group Holdings Ltd.	106,900	3,894,074
DENSO Corp.	67,000	2,673,604
Japan Exchange Group, Inc.	246,000	3,846,474
Kakaku.com, Inc.	163,700	2,964,261
Kao Corp.	89,700	5,071,461
MS&AD Insurance Group Holdings, Inc.	166,600	4,643,344
Olympus Corp.	92,100	3,216,257
Pigeon Corp.	96,700	2,928,957
Rakuten, Inc.	267,600	3,493,064
Shimano, Inc.	33,400	4,960,690
Shiseido Co., Ltd.	120,400	3,188,879

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
JAPAN (continued)
SMC Corp.	13,000	$3,753,526
SUGI Holdings Co., Ltd.	25,300	1,376,394
Suruga Bank Ltd.	102,500	2,456,887
THK Co., Ltd.	65,082	1,280,178
		49,748,050
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	154,294	2,674,177

SINGAPORE — 2.0%
United Overseas Bank Ltd.	273,243	3,790,916

SPAIN — 3.5%
Distribuidora Internacional de Alimentacion SA	338,033	2,093,266
Inditex SA	117,971	4,374,138
		6,467,404
SWEDEN — 7.6%
Atlas Copco AB, A Shares	95,123	2,863,634
Atlas Copco AB, B Shares	35,100	959,106
Investor AB, B Shares	136,744	5,000,003
Svenska Handelsbanken AB, A Shares	386,579	5,313,940
		14,136,683
SWITZERLAND — 10.9%
Compagnie Financiere Richemont SA	49,219	3,001,748
Mettler-Toledo International, Inc. (a)	9,990	4,194,102
Nestle SA	65,024	5,134,560
Roche Holding AG — Genusschein	11,425	2,839,097
Schindler Holding AG, Participating Certificates	19,051	3,577,444
Swatch Group AG (The)	4,809	1,363,290
		20,110,241
UNITED KINGDOM — 21.0%
ASOS Plc. (a)	62,718	3,946,709
Auto Trader Group Plc. 144A (b)	714,779	3,757,553
Burberry Group Plc.	117,574	2,098,012
Capita Plc.	348,180	3,016,164
Hargreaves Lansdown Plc.	258,884	4,262,828
Imagination Technologies Group Plc. (a)	303,784	971,572
Intertek Group Plc.	65,716	2,966,658
John Wood Group Plc.	223,255	2,197,576
Johnson Matthey Plc.	107,870	4,601,091
Jupiter Fund Management Plc.	375,023	2,067,600
Rightmove Plc.	74,000	4,048,971

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
UNITED KINGDOM (continued)
Unilever Plc.	81,781	$3,869,864
Weir Group Plc. (The)	50,071	1,102,820
		38,907,418
TOTAL INVESTMENTS — 96.9% (cost $173,303,743)		$179,477,384
Other assets less liabilities — 3.1%		5,647,461
NET ASSETS — 100.0%		$185,124,845

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2016, the net value of these securities was $8,101,037 representing 4.4% of net assets.

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $173,426,512. Net unrealized appreciation aggregated $6,050,872 of which $17,906,349 related to appreciated investment securities and $11,855,477 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$15,397,598	$—	$15,397,598
Denmark	—	9,571,234	—	9,571,234
Finland	—	3,267,027	—	3,267,027
France	—	2,651,722	—	2,651,722
Germany	—	8,898,938	—	8,898,938
Hong Kong	3,830,552	—	—	3,830,552
Israel	25,424	—	—	25,424
Japan	—	49,748,050	—	49,748,050
Portugal	—	2,674,177	—	2,674,177
Singapore	—	3,790,916	—	3,790,916
Spain	—	6,467,404	—	6,467,404
Sweden	—	14,136,683	—	14,136,683
Switzerland	4,194,102	15,916,139	—	20,110,241
United Kingdom	971,572	37,935,846	—	38,907,418
Total	$9,021,650	$170,455,734	$—	$179,477,384

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $164,563,040 and $6,187,549, respectively. $3,948,753 was transferred out of Level 2 into Level 1 and $2,740,612 was transferred out of Level 1 to Level 2 during the period ended September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 90.3%
ARGENTINA — 1.5%
MercadoLibre, Inc.	116,864	$21,616,334

BRAZIL — 0.6%
Embraer SA ADR	490,608	8,467,894

CHINA — 26.4%
Alibaba Group Holding Ltd. ADR (a)	654,503	69,239,872
Baidu, Inc. ADR (a)	209,926	38,221,227
China Pacific Insurance Group Co. Ltd., Class H	2,873,200	10,745,282
China Vanke Co. Ltd., Class H	9,789,500	25,593,193
Ctrip.com International Ltd. ADR (a)	460,194	21,431,235
Geely Automobile Holdings Ltd.	11,410,000	10,274,140
Huaneng Power International, Inc., Class H	13,630,000	8,596,765
JD.com, Inc. ADR (a)	1,527,413	39,850,205
Ping An Insurance Group Co. of China Ltd., Class H	8,059,000	42,246,802
SINA Corp. (a)	118,100	8,719,323
Sohu.com, Inc. (a)	106,200	4,699,350
Tencent Holdings Ltd.	3,083,400	85,724,798
ZTE Corp., Class H	10,282,000	15,056,369
		380,398,561
HONG KONG — 7.2%
AAC Technologies Holdings, Inc.	1,852,000	18,712,656
Brilliance China Automotive Holdings Ltd.	7,972,000	8,994,616
China Overseas Land & Investment Ltd.	7,452,000	25,619,946
China Taiping Insurance Holdings Co., Ltd. (a)	4,615,410	9,203,622
GCL-Poly Energy Holdings Ltd.	21,423,000	2,871,631
Haier Electronics Group Co., Ltd.	7,001,300	11,645,965
Kingsoft Corp. Ltd.	4,099,000	9,793,339
Sunny Optical Technology Group Co. Ltd.	3,373,000	16,759,204
		103,600,979
INDIA — 15.5%
Ambuja Cements Ltd.	2,256,514	8,550,156
Asian Paints Ltd.	936,622	16,351,155
Axis Bank Ltd.	2,323,379	18,949,204
Cipla Ltd.	574,784	5,015,635
Housing Development Finance Corp., Ltd.	1,600,286	33,566,004
ICICI Bank Ltd.	4,989,452	18,846,318
Infosys Ltd.	1,101,770	17,134,988
Mahindra & Mahindra Ltd.	1,017,663	21,523,644
Oracle Financial Services Software Ltd.	96,007	4,655,917
Reliance Industries Ltd.	2,679,002	43,723,710

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
INDIA (continued)
Tata Consultancy Services Ltd.	674,490	$24,649,294
UltraTech Cement Ltd.	160,700	9,305,569
		222,271,594
MALAYSIA — 0.7%
Public Bank Bhd	2,206,640	10,575,651

MEXICO — 2.6%
Cemex SAB de CV ADR, Participating Certificates (a)	1,734,581	13,772,573
Grupo Televisa SAB ADR	402,401	10,337,682
Wal-Mart de Mexico SAB de CV	5,786,360	12,668,084
		36,778,339
PHILIPPINES — 1.0%
Ayala Land, Inc.	8,149,800	6,633,215
SM Prime Holdings, Inc.	12,189,100	7,099,311
		13,732,526
POLAND — 0.5%
Powszechny Zaklad Ubezpieczen SA	1,144,320	7,302,267

SOUTH AFRICA — 3.5%
Naspers Ltd., N Shares	287,961	49,838,252

SOUTH KOREA — 12.9%
Dongbu Insurance Co., Ltd.	258,016	16,040,889
Hyundai Marine & Fire Insurance Co., Ltd.	319,285	10,540,992
Interpark Holdings Corp.	567,382	2,615,712
LG Chem Ltd.	80,492	17,802,623
NAVER Corp.	41,268	33,223,347
NCSoft Corp.	67,347	18,166,911
Orion Corp.	7,758	5,846,759
Samsung Electronics Co., Ltd.	33,330	48,553,891
Samsung Fire & Marine Insurance Co., Ltd.	57,841	14,732,216
Samsung SDI Co., Ltd.	204,535	17,965,617
		185,488,957
TAIWAN — 17.3%
Advanced Semiconductor Engineering, Inc.	11,403,000	13,694,566
China Life Insurance Co., Ltd.	43,507,370	39,967,813
CTBC Financial Holding Co. Ltd.	20,916,000	12,191,950
Delta Electronics, Inc.	3,587,000	19,214,191
Eclat Textile Co. Ltd.	568,000	6,805,393
Fubon Financial Holding Co. Ltd.	9,685,000	14,390,991
Hon Hai Precision Industry Co., Ltd.	12,728,848	32,212,424
Largan Precision Co., Ltd.	203,000	24,740,929

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
TAIWAN (continued)
MediaTek, Inc.	1,301,000	$9,988,970
President Chain Store Corp.	803,000	6,395,783
Taiwan Semiconductor Manufacturing Co., Ltd.	11,823,310	69,499,114
		249,102,124
THAILAND — 0.6%
Airports of Thailand PCL NVDR	800,700	9,234,424

UNITED STATES — 0.0%
Weibo Corp. ADR (a)	11,810	592,153

Total Common Stocks (cost $1,142,337,590)		1,299,000,055

PREFERRED STOCKS — 3.7%
BRAZIL — 1.4%
Banco Bradesco SA	2,152,454	19,815,959
SOUTH KOREA — 2.3%
LG Chem Ltd.	28,589	4,288,768
Samsung Electronics Co., Ltd.	24,538	28,827,272
		33,116,040
Total Preferred Stocks (cost $40,272,766)		52,931,999
TOTAL INVESTMENTS — 94.0% (cost $1,182,610,356)		$1,351,932,054
Other assets less liabilities — 6.0%		86,595,935
NET ASSETS — 100.0%		$1,438,527,989

(a)	Non-income producing security.
ADR	-	American Depositary Receipt.
NVDR	-	Non-Voting Depositary Receipt.

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $1,197,455,846. Net unrealized appreciation aggregated $154,476,208 of which $241,752,540 related to appreciated investment securities and $87,276,332 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$21,616,334	$—	$—	$21,616,334
Brazil	8,467,894	—	—	8,467,894
China	182,161,212	198,237,349	—	380,398,561
Hong Kong	—	103,600,979	—	103,600,979
India	—	222,271,594	—	222,271,594
Malaysia	10,575,651	—	—	10,575,651
Mexico	36,778,339	—	—	36,778,339
Philippines	—	13,732,526	—	13,732,526
Poland	—	7,302,267	—	7,302,267
South Africa	—	49,838,252	—	49,838,252
South Korea	—	185,488,957	—	185,488,957
Taiwan	—	249,102,124	—	249,102,124
Thailand	—	9,234,424	—	9,234,424
United States	592,153	—	—	592,153
Total Common Stocks	260,191,583	1,038,808,472	—	1,299,000,055
Preferred Stocks
Brazil	19,815,959	—	—	19,815,959
South Korea	—	33,116,040	—	33,116,040
Total Preferred Stocks	19,815,959	33,116,040	—	52,931,999
Total	$280,007,542	$1,071,924,512	$—	$1,351,932,054

For the Emerging Markets Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $22,262,498, $856,044,660, and $206,679,916, respectively. $22,159,365 was transferred out of Level 2 into Level 1, $4,872,910 was transferred out of Level 1 into Level 2 and $22,262,498 was transferred out of Level 3 to Level 2 during the period ended September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 0.9%
Brambles Ltd.	743,320	$6,851,587

BRAZIL — 0.6%
BM&FBovespa SA	860,100	4,469,563

CANADA — 1.9%
Fairfax Financial Holdings Ltd.	14,538	8,518,351
Ritchie Bros. Auctioneers, Inc.	161,080	5,649,076
		14,167,427
CHINA — 4.4%
Alibaba Group Holding Ltd. ADR (a)	130,281	13,782,427
Baidu, Inc. ADR (a)	52,113	9,488,214
China Biologic Products, Inc. (a)	29,203	3,635,190
Ctrip.com International Ltd. ADR (a)	82,392	3,836,995
Tsingtao Brewery Co., Ltd., Class H	480,000	1,878,976
		32,621,802
DENMARK — 1.9%
Carlsberg A/S, B Shares	66,641	6,369,141
Novo Nordisk A/S, B Shares	189,209	7,885,988
		14,255,129
FRANCE — 0.7%
Bureau Veritas SA	232,354	4,985,189

GERMANY — 3.4%
Deutsche Boerse AG (a)	64,125	5,204,946
SAP SE	218,367	19,970,286
		25,175,232
HONG KONG — 2.9%
AIA Group Ltd.	1,903,200	12,798,533
Jardine Matheson Holdings Ltd.	85,600	5,188,216
Sands China Ltd.	812,800	3,562,607
		21,549,356
INDIA — 2.1%
Housing Development Finance Corp., Ltd.	352,456	7,392,766
ICICI Bank Ltd.	2,156,249	8,144,653
		15,537,419
IRELAND — 3.9%
Bank of Ireland (a)	19,031,593	3,955,759
CRH Plc.	468,935	15,523,595
Ryanair Holdings PLC ADR	129,454	9,712,934
		29,192,288

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
ITALY — 0.6%
Ferrari NV	37,473	$1,947,311
Fiat Chrysler Automobiles NV	374,735	2,381,903
		4,329,214
JAPAN — 6.4%
CyberAgent, Inc.	182,800	5,434,534
Japan Exchange Group, Inc.	264,000	4,127,923
Kansai Paint Co. Ltd.	194,500	4,263,559
LINE Corp. (a)	68,800	3,297,352
MS&AD Insurance Group Holdings, Inc.	427,100	11,903,795
Olympus Corp.	155,400	5,426,779
Rohm Co., Ltd.	71,200	3,752,984
SMC Corp.	25,600	7,391,559
THK Co., Ltd.	111,758	2,198,306
		47,796,791
NETHERLANDS — 1.4%
QIAGEN NV (a)	150,200	4,121,488
Yandex NV, Class A (a)	309,700	6,519,185
		10,640,673
NORWAY — 1.0%
Schibsted ASA, Class A	135,419	3,987,900
Schibsted ASA, Class B	135,419	3,633,471
		7,621,371
RUSSIA — 0.6%
Sberbank of Russia PJSC ADR	446,162	4,188,315

SOUTH AFRICA — 3.6%
MTN Group Ltd.	190,924	1,636,761
Naspers Ltd., N Shares	144,055	24,932,020
		26,568,781
SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd. GDR 144A (b)	17,045	12,311,653

SPAIN — 0.6%
Distribuidora Internacional de Alimentacion SA	732,393	4,535,335

SWEDEN — 2.2%
Atlas Copco AB, A Shares	24,477	736,869
Atlas Copco AB, B Shares	290,416	7,935,607
Svenska Handelsbanken AB, A Shares	587,595	8,077,119
		16,749,595
SWITZERLAND — 2.2%
Compagnie Financiere Richemont SA	58,457	3,565,151
OC Oerlikon Corp. AG (a)	301,496	3,012,828

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
SWITZERLAND (continued)
Schindler Holding AG, Participating Certificates	53,290	$10,006,928
		16,584,907
TAIWAN — 3.3%
HTC Corp. (a)	1,184,000	3,311,710
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	696,419	21,303,457
		24,615,167
UNITED KINGDOM — 5.4%
Hays Plc.	1,880,283	3,164,757
Prudential Plc.	1,287,423	22,821,583
Rolls-Royce Holdings Plc. (a)	500,920	4,673,408
Wolseley Plc.	169,013	9,505,666
		40,165,414
UNITED STATES — 47.7%
Alnylam Pharmaceuticals, Inc. (a)	42,085	2,852,521
Alphabet, Inc., Class C (a)	22,660	17,613,391
Amazon.com, Inc. (a)	40,326	33,765,363
Anthem, Inc.	103,483	12,967,455
Apache Corp.	167,723	10,712,468
Autohome, Inc. ADR (a)	77,871	1,888,372
C.H. Robinson Worldwide, Inc.	99,430	7,005,838
CarMax, Inc. (a)	168,601	8,994,863
Colgate-Palmolive Co.	98,962	7,337,043
Dolby Laboratories, Inc., Class A	104,967	5,698,658
EOG Resources, Inc.	104,737	10,129,115
Facebook, Inc., Class A (a)	81,481	10,451,568
Financial Engines, Inc.	110,409	3,280,251
First Republic Bank	199,663	15,396,014
Grubhub, Inc. (a)	117,635	5,057,129
Howard Hughes Corp. (The) (a)	34,569	3,958,151
Interactive Brokers Group, Inc., Class A	91,248	3,218,317
Intuitive Surgical, Inc. (a)	4,635	3,359,587
Kirby Corp. (a)	59,497	3,698,334
Leucadia National Corp.	152,600	2,905,504
Lincoln Electric Holdings, Inc.	107,270	6,717,247
Markel Corp. (a)	16,031	14,889,112
MarketAxess Holdings, Inc.	25,549	4,230,659
Martin Marietta Materials, Inc.	54,959	9,843,707
MasterCard, Inc., Class A	102,861	10,468,164
Monsanto Co.	56,567	5,781,147
Moody’s Corp.	146,784	15,893,772
Myriad Genetics, Inc. (a)	212,556	4,374,402
NOW, Inc. (a)	214,729	4,601,642
NVIDIA Corp.	103,265	7,075,718

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
UNITED STATES (continued)
ResMed, Inc.	102,668	$6,651,860
Royal Caribbean Cruises Ltd.	288,910	21,653,805
Seattle Genetics, Inc. (a)	147,106	7,945,195
Stericycle, Inc. (a)	57,512	4,609,012
TD Ameritrade Holding Corp.	358,780	12,643,407
Teradyne, Inc.	343,619	7,415,298
Tesla Motors, Inc. (a)	27,071	5,523,296
TripAdvisor, Inc. (a)	64,922	4,101,772
Visa, Inc., Class A	137,752	11,392,090
Wabtec Corp.	87,076	7,109,755
Waters Corp. (a)	53,463	8,473,351
Zillow Group, Inc., Class A (a)	32,691	1,126,205
Zillow Group, Inc., Class C (a)	65,382	2,265,486
		355,076,044
TOTAL INVESTMENTS — 99.4% (cost $588,217,373)		$739,988,252
Other assets less liabilities — 0.6%		4,697,184
NET ASSETS — 100.0%		$744,685,436

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2016, the net value of these securities was $12,311,653 representing 1.7% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $589,399,357. Net unrealized appreciation aggregated $150,588,895 of which $180,913,360 related to appreciated investment securities and $30,324,465 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$6,851,587	$—	$6,851,587
Brazil	4,469,563	—	—	4,469,563
Canada	14,167,427	—	—	14,167,427
China	30,742,826	1,878,976	—	32,621,802
Denmark	—	14,255,129	—	14,255,129
France	—	4,985,189	—	4,985,189
Germany	—	25,175,232	—	25,175,232
Hong Kong	5,188,216	16,361,140	—	21,549,356
India	—	15,537,419	—	15,537,419
Ireland	9,712,934	19,479,354	—	29,192,288
Italy	—	4,329,214	—	4,329,214
Japan	3,297,352	44,499,439	—	47,796,791
Netherlands	10,640,673	—	—	10,640,673
Norway	—	7,621,371	—	7,621,371
Russia	—	4,188,315	—	4,188,315
South Africa	—	26,568,781	—	26,568,781
South Korea	—	12,311,653	—	12,311,653
Spain	—	4,535,335	—	4,535,335
Sweden	—	16,749,595	—	16,749,595
Switzerland	—	16,584,907	—	16,584,907
Taiwan	21,303,457	3,311,710	—	24,615,167
United Kingdom	—	40,165,414	—	40,165,414
United States	355,076,044	—	—	355,076,044
Total	$454,598,492	$285,389,760	$—	$739,988,252

For the Global Alpha Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2015 was $68,455, $274,001,470 and $435,327,687, respectively. $6,497,148 was transferred out of Level 2 into Level 1 and $4,315,771 was transferred out of Level 1 to Level 2 during the period ended September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 96.0%
AUSTRALIA — 1.0%
Atlassian Corp. PLC, Class A (a)	30,269	$907,162

CHINA — 21.2%
Alibaba Group Holding Ltd. ADR (a)	41,170	4,355,375
Baidu, Inc. ADR (a)	27,129	4,939,377
Ctrip.com International Ltd. ADR (a)	54,786	2,551,384
Tencent Holdings Ltd.	260,400	7,239,650
		19,085,786
DENMARK — 1.8%
Novozymes A/S, B Shares	36,970	1,630,594

FRANCE — 5.9%
Hermes International	3,868	1,574,715
Kering	11,257	2,271,483
L’Oreal SA	7,937	1,500,176
		5,346,374
GERMANY — 0.8%
Rocket Internet SE 144A (a)(b)	35,090	753,568

HONG KONG — 2.0%
AIA Group Ltd.	270,800	1,821,061

SPAIN — 4.6%
Inditex SA	111,313	4,127,272

SWEDEN — 1.9%
Atlas Copco AB, A Shares	56,154	1,690,490

UNITED STATES — 56.8%
Alphabet, Inc., Class C (a)	4,567	3,549,884
Amazon.com, Inc. (a)	10,101	8,457,668
Bluebird Bio, Inc. (a)	14,392	975,490
DexCom, Inc. (a)	20,200	1,770,732
Facebook, Inc., Class A (a)	52,864	6,780,865
Illumina, Inc. (a)	38,494	6,992,820
Intuitive Surgical, Inc. (a)	4,011	2,907,293
Ionis Pharmaceuticals, Inc. (a)	29,345	1,075,201
Juno Therapeutics, Inc. (a)	30,331	910,233
Netflix, Inc. (a)	20,000	1,971,000

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
UNITED STATES (continued)
NVIDIA Corp.	15,518	$1,063,293
salesforce.com, Inc. (a)	22,298	1,590,516
Seattle Genetics, Inc. (a)	28,800	1,555,488
Splunk, Inc. (a)	21,975	1,289,493
Tesla Motors, Inc. (a)	23,833	4,862,647
TripAdvisor, Inc. (a)	25,843	1,632,761
Under Armour, Inc., Class A (a)	46,898	1,814,015
Workday, Inc., Class A (a)	22,091	2,025,524
		51,224,923
TOTAL INVESTMENTS — 96.0% (cost $72,344,581)		$86,587,230
Other assets less liabilities — 4.0%		3,577,543
NET ASSETS — 100.0%		$90,164,773

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2016, the net value of these securities was $753,568 representing 0.8% of net assets.

ADR	-	American Depositary Receipt.

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $72,345,292. Net unrealized appreciation aggregated $14,241,938 of which $16,873,321 related to appreciated investment securities and $2,631,383 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$907,162	$—	$—	$907,162
China	11,846,136	7,239,650	—	19,085,786
Denmark	—	1,630,594	—	1,630,594
France	—	5,346,374	—	5,346,374
Germany	—	753,568	—	753,568
Hong Kong	—	1,821,061	—	1,821,061
Spain	—	4,127,272	—	4,127,272
Sweden	—	1,690,490	—	1,690,490
United States	51,224,923	—	—	51,224,923
Total	$63,978,221	$22,609,009	$—	$86,587,230

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $23,565,849 and $64,494,133, respectively. There were no transfers between levels for the period ending September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Portfolio of Investments

September 30, 2016 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 7.0%
Brambles Ltd.	621,027	$5,724,346
Cochlear Ltd.	114,051	12,362,344
Mesoblast Ltd. (a)	388,292	334,427
SEEK Ltd.	340,640	4,083,612
Treasury Wine Estates Ltd.	418,722	3,553,567
		26,058,296
CHINA — 6.7%
Alibaba Group Holding Ltd. ADR (a)	48,300	5,109,657
Baidu, Inc. ADR (a)	36,900	6,718,383
Ctrip.com International Ltd. ADR (a)	117,460	5,470,112
JD.com, Inc. ADR (a)	117,100	3,055,139
Tsingtao Brewery Co., Ltd., Class H	1,224,057	4,791,613
		25,144,904
DENMARK — 4.2%
Carlsberg A/S, B Shares	63,395	6,058,908
Novo Nordisk A/S, B Shares	171,199	7,135,354
Novozymes A/S, B Shares	56,431	2,488,939
		15,683,201
FINLAND — 1.4%
Kone Oyj, B Shares	103,362	5,247,408

FRANCE — 0.9%
Legrand SA	57,632	3,397,373

GERMANY — 3.5%
adidas AG	35,862	6,237,312
Zalando SE 144A (a)(b)	167,320	6,990,888
		13,228,200
HONG KONG — 2.8%
Cafe de Coral Holdings Ltd.	680,298	2,267,977
Jardine Matheson Holdings Ltd.	69,800	4,230,578
Jardine Strategic Holdings Ltd.	73,000	2,392,896
PAX Global Technology Ltd.	2,142,000	1,582,712
		10,474,163
INDIA — 1.5%
Mahindra & Mahindra Ltd. GDR	266,711	5,659,724

ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	329,319	184,419

JAPAN — 21.9%
Asahi Group Holdings Ltd.	153,000	5,573,370

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
JAPAN (continued)
DENSO Corp.	74,400	$2,968,898
Japan Exchange Group, Inc.	458,800	7,173,830
Kakaku.com, Inc.	305,600	5,533,770
Kao Corp.	141,500	8,000,131
MS&AD Insurance Group Holdings, Inc.	273,200	7,614,415
Olympus Corp.	139,000	4,854,069
Pigeon Corp.	191,200	5,791,278
Rakuten, Inc.	448,600	5,855,712
Shimano, Inc.	51,700	7,678,673
Shiseido Co., Ltd.	226,300	5,993,715
SMC Corp.	19,000	5,485,923
SUGI Holdings Co., Ltd.	49,900	2,714,705
Suruga Bank Ltd.	185,100	4,436,779
THK Co., Ltd.	102,682	2,019,779
		81,695,047
MALAYSIA — 0.7%
Public Bank Bhd	552,900	2,649,856

MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	1,025,900	2,246,004

PHILIPPINES — 0.5%
Puregold Price Club, Inc.	1,995,000	1,748,376

PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	252,574	4,377,536

SINGAPORE — 1.3%
United Overseas Bank Ltd.	348,550	4,835,709

SOUTH AFRICA — 3.6%
Clicks Group Ltd.	463,598	4,294,933
Naspers Ltd., N Shares	53,827	9,315,996
		13,610,929
SOUTH KOREA — 3.3%
Samsung Electronics Co., Ltd. GDR 144A (b)	8,789	6,348,320
Samsung Fire & Marine Insurance Co., Ltd.	23,855	6,075,916
		12,424,236
SPAIN — 2.6%
Distribuidora Internacional de Alimentacion SA	582,564	3,607,521
Inditex SA	165,758	6,145,988
		9,753,509

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

	Shares	Value
SWEDEN — 5.1%
Atlas Copco AB, B Shares	261,210	$7,137,554
Investor AB, B Shares	125,122	4,575,048
Svenska Handelsbanken AB, A Shares	526,539	7,237,839
		18,950,441
SWITZERLAND — 7.8%
Compagnie Financiere Richemont SA	61,732	3,764,886
Mettler-Toledo International, Inc. (a)	16,226	6,812,162
Nestle SA	75,626	5,971,737
Roche Holding AG — Genusschein	21,587	5,364,339
Schindler Holding AG, Participating Certificates	24,842	4,664,892
Swatch Group AG (The)	9,464	2,682,924
		29,260,940
TAIWAN — 4.7%
Delta Electronics, Inc.	797,000	4,269,225
Hon Hai Precision Industry Co., Ltd. GDR Reg S	766,988	3,863,327
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,741	9,322,027
		17,454,579
THAILAND — 0.6%
Thai Beverage PCL	3,363,800	2,396,053

UNITED KINGDOM — 15.8%
ASOS Plc. (a)	101,308	6,375,095
Auto Trader Group Plc. 144A (b)	1,111,288	5,841,978
Burberry Group Plc.	143,439	2,559,552
Capita Plc.	579,597	5,020,851
Hargreaves Lansdown Plc.	471,684	7,766,829
Imagination Technologies Group Plc. (a)	698,869	2,235,145
Intertek Group Plc.	88,675	4,003,110
John Wood Group Plc.	286,079	2,815,975
Johnson Matthey Plc.	108,978	4,648,352
Jupiter Fund Management Plc.	622,084	3,429,712
Rightmove Plc.	104,285	5,706,040
Unilever Plc.	142,438	6,740,144
Weir Group Plc. (The)	79,096	1,742,099
		58,884,882
TOTAL INVESTMENTS — 97.8% (cost $317,637,807)		$365,365,785
Other assets less liabilities — 2.2%		8,098,750
NET ASSETS — 100.0%		$373,464,535

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2016, the net value of these securities was $19,181,186 representing 5.1% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2016, the aggregate cost of investment securities for income tax purposes was approximately $318,520,968. Net unrealized appreciation aggregated $46,844,817 of which $68,506,290 related to appreciated investment securities and $21,661,473 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$26,058,296	$—	$26,058,296
China	20,353,291	4,791,613	—	25,144,904
Denmark	—	15,683,201	—	15,683,201
Finland	—	5,247,408	—	5,247,408
France	—	3,397,373	—	3,397,373
Germany	—	13,228,200	—	13,228,200
Hong Kong	4,230,578	6,243,585	—	10,474,163
India	—	5,659,724	—	5,659,724
Israel	184,419	—	—	184,419
Japan	—	81,695,047	—	81,695,047
Malaysia	2,649,856	—	—	2,649,856
Mexico	2,246,004	—	—	2,246,004
Philippines	1,748,376	—	—	1,748,376
Portugal	—	4,377,536	—	4,377,536
Singapore	—	4,835,709	—	4,835,709
South Africa	4,294,933	9,315,996	—	13,610,929
South Korea	—	12,424,236	—	12,424,236
Spain	—	9,753,509	—	9,753,509
Sweden	—	18,950,441	—	18,950,441
Switzerland	6,812,162	22,448,778	—	29,260,940
Taiwan	9,322,027	8,132,552	—	17,454,579
Thailand	—	2,396,053	—	2,396,053
United Kingdom	2,235,145	56,649,737	—	58,884,882
Total	$54,076,791	$311,288,994	$—	$365,365,785

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

For the International Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2015 was $296,479,957 and $38,794,790, respectively. $7,821,063 was transferred out of Level 2 into Level 1 and $4,234,200 was transferred out of Level 1 to Level 2 during the period ended September 30, 2016.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2016.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)			Baillie Gifford Funds

By (Signature and Title)*		/s/	David Salter
David Salter, President
(principal executive officer)

Date	11-25-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/	David Salter
David Salter, President
(principal executive officer)

Date	11-25-2016

By (Signature and Title)*		/s/	Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	11-25-2016

* Print the name and title of each signing officer under his or her signature.